                                             UAM Funds
                                             Funds for the Informed Investor(sm)

IRA Capital Preservation Portfolio
Annual Report                                                   October 31, 2001











                                                                      [LOGO] UAM
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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

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                               TABLE OF CONTENTS

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Shareholders' Letter .....................................................     1

Portfolio of Investments .................................................     5

Statement of Assets and Liabilities ......................................    12

Statement of Operations ..................................................    13

Statement of Changes in Net Assets .......................................    14

Financial Highlights .....................................................    15

Notes to Financial Statements ............................................    16

Report of Independent Accountants ........................................    21
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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

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November 15, 2001

Dear Shareholders:

We are pleased to present you with this annual report for the UAM IRA Capital Preservation Portfolio, providing an overview of the market and an analysis and evaluation of the Portfolio. The Portfolio, which is offered exclusively to IRA and Keogh Plan investors, uses wrapper agreements to seek stability of the daily net asset value per share. We are delighted with the response of the market to this portfolio since its inception on August 31, 1999.

Economic and Market Conditions
The economy continues to face very strong headwinds that have overpowered the massive amount of fiscal and monetary stimuli applied to date. Real GDP in the third quarter contracted at a 0.4% annualized rate as corporate expenditures on capital goods fell further and consumer expenditures produced only a 1% gain. The near term outlook is even worse as consumption is likely to turn negative despite very strong price discounts and capital goods expenditures appear set to decline at a double-digit pace.

There is little doubt that the terrorist attacks on September 11th aggravated the deteriorating economic situation, but it is unlikely that the economy would have escaped a recession even if this tragic event had not occurred. The problem we are faced with today is that corporations over-invested in both capital and people during the boom years of the 1990's and are now needing to downsize. This means layoffs and cutbacks in capital goods expenditures.

The Fed is doing what it can to ease the pain of this process by slashing overnight borrowing rates. The Treasury has also lent a hand by doing away with the 30-year bond in an effort to engineer long-term borrowing rates down. In addition, Washington is getting organized with yet another stimulus package. Combined, these efforts should reverse the course of the economy during 2002. Because the economy is growing so far below potential, it will likely be a number of quarters before inflation becomes a concern thus interest rates are not expected to move higher until mid-to-late 2002.

For stable value investors, returns should follow the current interest rate environment, but the strong market value gains posted in the intermediate bond sectors, particularly in spread-product, should help offset this. More importantly, the continued reduction in short-term rates may result in even more favorable spreads between stable value and money market yields.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

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Investment Strategies

The Portfolio has met its objective of preserving principal and maintaining a stable net asset value per share with its NAV remaining steady at $10 per share every day since inception. The Portfolio is well diversified across the major sectors of the Triple-A rated fixed income market. We believe that fixed income management, within a relative value framework, will produce long-term risk-adjusted performance that exceeds that of the benchmark. Our investment process focuses primarily on yield enhancement through sector weightings and security selection. Throughout the period, the average credit quality of the total portfolio remained at a solid AAA/Aaa as measured by Standard & Poor's Rating Group and Moody's Investors Service, respectively. To take advantage of the steeper yield curve, we have maintained the portfolio duration closer to 3 years, slightly long of the benchmark target to help sustain the return as it continues to follow lower market interest rates.

Investment Performance

While the six-month period was marked with declining interest rates and a steepening yield curve, the portfolio shareholders continued to realize consistent positive returns. The portfolio's growth from new shareholder purchases has increased its responsiveness to current interest rates, which have been declining. Although the portfolio underperformed its primary benchmark for the year ended October 31, 2001, returning 6.34% versus the Ryan 5-Year Master GIC Index, which returned 6.63%, due to significant asset growth, we are pleased to report that the portfolio substantially outperformed the MFR Money Market Index, which returned 4.42% during the period. If the yield curve remains relatively steep, the portfolio may continue to provide an attractive alternative to money market investments.

We will continue to invest the portfolio in the highest quality debt securities combined with wrapper agreements to help stabilize the daily share price. With our long-term perspective, stable value management experience and conservative investment strategy, we seek to provide you with a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

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We thank you for your support of the UAM: IRA Capital Preservation Portfolio and look forward to continuing to serve your retirement investment needs as sub-adviser to the new PBHG IRA Capital Preservation Fund.

Sincerely,

/s/ Laura P. Dagan

Laura P. Dagan, CFA
Portfolio Manager

   All performance presented in this report is historical and should not be construed as a guarantee of future results. While this portfolio is not a Money Market fund, it does seek to maintain a stable NAV through the use of wrapper agreements. There can be no assurance that the portfolio will meet its stated objectives and maintain a stable
       NAV. Therefore, if the portfolio does not meet its objectives or is unable to purchase wrapper agreements, there can be no assurance that the principal value of an investment will not fluctuate. Subsequently, an investor's shares may be worth more or less than the original cost. A portfolio's performance assumes the reinvestment of all dividends and capital gains.

   There are no assurances that a portfolio will meet its stated objectives.

         A portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                       Definition of Comparative Indices
                       ---------------------------------

MFR Money Market Index is an average of all major money market fund yields, published weekly for 7- and 30-day yields.

Ryan Labs 5 Year GIC Master Index is an unmanaged index with an arithmetic mean of market rates of $1 million GIC contracts held for five years. The market rates are representative of a diversified, investment grade portfolio of contracts issued by credit worthy insurance companies.

U.S. Three-Month Treasury Bill Average is the average return for all treasury bills for the previous three month period.

         Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the
                      performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

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Growth of a $10,000 Investment

---------------------------------
AVERAGE ANNUAL TOTAL RETURN**
FOR PERIOD ENDED OCTOBER 31, 2001
---------------------------------
    1 YEAR          SINCE
                   8/31/99*
---------------------------------
    6.34%           6.59%
---------------------------------

                                    [CHART]


                          IRA CAPITAL          MERRILL           RYAN 5-
                          PRESERVATION    3-MONTH TREASURY     YEAR MASTER
                              FUND           BILL INDEX         GIC INDEX
                          ------------    ----------------     -----------
8/31/99                     $10,000            $10,000           $10,000
Oct 99                      $10,112            $10,084           $10,106
Oct 00                      $10,800            $10,681           $10,661
Oct 01                      $11,485            $11,233           $11,368

 *   Beginning of operations. Index comparisons begin on 8/31/99.
** If the adviser and/or portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower.

All performance presented in this report is historical and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

A portfolio's performance assumes the reinvestment of all dividends and capital gains.

Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

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PORTFOLIO OF INVESTMENTS
RESIDENTIAL MORTGAGES-AGENCY -- 22.6%

                                                                           Face
                                                                           Amount             Value
                                                                        -----------        -----------
  Federal Home Loan Mortgage Corporation
      8.750%, 12/01/08 ..........................................       $   32,060         $    34,054
      5.900%, 03/25/24 ..........................................          250,000             253,591
      7.500%, 07/01/27 ..........................................           31,855              33,607
      7.160%, 07/25/29 ..........................................          112,000             115,852
  FHR 2316 IP CMO (Freddie Mac) IO
      6.500%, 11/15/20 ..........................................        4,303,077**           437,586
  Federal National Mortgage Association Pool #253000
      8.000%, 10/01/29 ..........................................        1,347,851           1,438,923
  Federal National Mortgage Association Pool #253002
      9.000%, 07/01/26 ..........................................          198,898             217,864
  Federal National Mortgage Association Pool #253136
      9.000%, 04/01/25 ..........................................          203,369             223,386
  Federal National Mortgage Association Pool #253137
      9.500%, 09/01/24 ..........................................          161,416             178,955
  Federal National Mortgage Association Pool #253138
     10.000%, 02/01/19 ..........................................           49,399              55,545
  Federal National Mortgage Association Pool #372602
      8.500%, 06/01/25 ..........................................           90,651              98,214
  Federal National Mortgage Association Pool #495062
      7.000%, 05/01/29 ..........................................          151,798             158,580
  Federal National Mortgage Association Pool #524217
      8.500%, 07/01/26 ..........................................          228,051             245,348
  Federal National Mortgage Association Pool #529306
      8.500%, 08/01/26 ..........................................           90,602              97,474
  Federal National Mortgage Association Pool #539604
      9.000%, 07/01/27 ..........................................          634,614             697,012
  Federal National Mortgage Association Ser 1997-88, Cl B
      9.000%, 11/18/24 ..........................................          549,574             567,820
  FNR 2001-42 (Fannie Mae) IO
      6.500%, 09/25/24 ..........................................        9,000,000**         1,013,365
  FNCI TBA
      6.000%, 11/19/16 ..........................................        5,000,000           5,134,375
  FNCL TBA
      6.500%, 11/14/31 ..........................................        5,000,000           5,142,190
                                                                                           -----------
TOTAL RESIDENTIAL MORTGAGES-AGENCY
    (Cost $15,965,462) ..........................................                           16,143,741
                                                                                           -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

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COMMERCIAL MORTGAGES -- 6.8%

                                                                          Face
                                                                          Amount              Value
                                                                       -----------         -----------
Allied Capital Commercial Mortgage Trust, Ser 1998-1, Cl A
      6.310%, 09/25/03 ..........................................      $    71,762         $    72,348
Banc of America Commercial Mortgage 2001-1 X IO
      1.345%, 04/15/36 ..........................................       14,957,543**           928,863
First Union-Lehman Brothers-Bank of America 1998-C2 IO
      0.609%, 11/18/35 ..........................................       30,822,568**         1,043,720
Merrill Lynch Mortgage Investors, Ser 1997-C1, Cl A3
      7.120%, 06/18/29 ..........................................          750,000             819,598
Merrill Lynch Mortgage Investors, Ser 1998-C1, Cl A1
      6.310%, 11/15/26 ..........................................          139,071             145,397
Midland Realty Acceptance Corporate CMO, Ser 1996-C1, Cl A2
      7.475%, 08/25/28 ..........................................          607,443             638,889
Midland Realty Acceptance Corporate CMO, Ser 1996-C2, Cl A2
      7.233%, 01/25/29 ..........................................          370,000             410,237
Morgan Stanley Capital I, Ser 1999-Life, Cl A1
      6.970%, 10/15/08 ..........................................          292,090             315,612
Prudential Securities Secured Financing, Ser 1995-MCF2, Cl A2
      6.840%, 12/26/22 ..........................................          134,919             141,826
Prudential Securities Secured Financing, Ser 1999-C2, Cl A2
      7.193%, 04/15/09 ..........................................          320,000             352,493
                                                                                           -----------
TOTAL COMMERCIAL MORTGAGES
    (Cost $4,601,136) ...........................................                            4,868,983
                                                                                           -----------

MORTGAGE RELATED -- 6.5%
Bank of America 2001-8
      6.500%, 08/25/31 ..........................................          970,840           1,018,004
Donaldson, Lufkin & Jenrette, Ser 1998-CF2, Cl A1A
      5.880%, 11/12/31 ..........................................        1,545,824           1,618,416
Residential Asset Securitization Trust 98-A12 A15
      6.250%, 11/25/28 ..........................................        1,000,000           1,027,659
Wells Fargo Mortgage-Backed Trust
      6.500%, 08/25/16 ..........................................          962,644           1,001,352
                                                                                           -----------
TOTAL MORTGAGE RELATED
    (Cost $4,484,096) ...........................................                            4,665,431
                                                                                           -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

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ASSET-BACKED SECURITIES -- 55.2%

                                                                         Face
                                                                         Amount                Value
                                                                       -----------         -----------
AUTO & TRANSPORTATION -- 10.8%
  America West Airlines, Ser 1999-1
      7.930%, 01/02/19 ..........................................      $ 2,107,875         $ 2,276,800
  American West Airlines Private Placement 144a
      7.100%, 04/02/21 ..........................................          994,258           1,019,114
  FELCO Funding II LLC, Ser 2000-1, Cl A4
      7.720%, 12/15/05 ..........................................          500,000             538,188
  Northwest Airlines 2000-1
      8.072%, 04/01/21 ..........................................          511,076             545,319
  ONYX Acceptance Auto Trust, Ser 1998-1, Cl A
      5.950%, 07/15/04 ..........................................           96,686              96,818
  Provident Auto Lease ABS Trust, Ser 1999-1, Cl A3
      7.260%, 01/14/12 ..........................................          349,890             364,984
  US Airways
      7.890%, 09/01/20 ..........................................        1,238,842           1,297,996
      7.076%, 03/20/21 ..........................................        1,498,664           1,540,063
                                                                                           -----------
                                                                                             7,679,282
                                                                                           -----------
BOATS -- 0.5%
  CIT Marine Trust, Ser 1999-A A2
      5.800%, 04/15/10 ..........................................          135,886             138,751
  CIT Marine Trust, Ser 1999-A Cl A4
      6.250%, 11/15/19 ..........................................          185,000             194,948
                                                                                           -----------
                                                                                               333,699
                                                                                           -----------
CONSUMER LENDING -- 0.1%
  Green Tree Construction Trust, Ser 1998-A, Cl A1C
      6.180%, 06/15/19 ..........................................           61,849              64,357
                                                                                           -----------
EQUIPMENT -- 4.2%
  Case Equipment Loan Trust Series 1998-A Class A4 (c)
      5.830%, 02/15/05 ..........................................        2,978,976           2,982,848
                                                                                           -----------
CORPORATES/YANKEES -- 8.3%
  Chilquinta Energy
      6.470%, 04/01/08 ..........................................        1,300,000           1,375,777
  Pemex Finance LTD 1A1 A1
      5.720%, 11/15/03 ..........................................          400,425             406,772
  Pemex Finance LTD 1A1 A2
      6.300%, 05/15/10 ..........................................        2,750,000           2,747,827

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- (continued)

                                                                          Face
                                                                          Amount              Value
                                                                       -----------         -----------
  Pemex Finance LTD 2A1 A1
      6.125%, 11/15/03 ..........................................      $    42,000            $ 43,048
  Brazos 1998-A A1
      2.929%, 06/01/06 ..........................................        1,328,139           1,328,139
                                                                                           -----------
                                                                                             5,901,563
                                                                                           -----------
HOME EQUITY LOANS -- 22.8%
  Advanta Home Equity Loan Trust, Ser 1993-1, Cl A2
      5.950%, 05/25/09 ..........................................           65,197              65,087
  Advanta Mortgage Loan Trust, Ser 1997-4, Cl A4
      6.660%, 03/25/22 ..........................................            9,434               9,528
  Advanta Mortgage Loan Trust 1998-1 A4
      6.420%, 09/25/21 ..........................................          500,000             507,229
  Advanta Mortgage Loan Trust, Ser 1999-2, Cl A6
      6.820%, 05/25/29 ..........................................          375,000             400,367
  Advanta Mortgage Loan Trust, Ser 2000-2 A3
      7.760%, 05/25/18 ..........................................          500,000             537,240
  Contimortgage Home Equity Loan Trust
      6.580%, 06/15/19 ..........................................        1,178,667           1,201,564
  Conseco Finance, Ser 1999-H, Cl AF4
      7.320%, 12/15/29 ..........................................          105,000             113,097
  Conseco Finance, Ser 1999-H, Cl AF5
      7.600%, 12/15/29 ..........................................          320,000             349,188
  Countrywide Asset Backed Certificates, Ser 1999-2, Cl AF 4
      6.780%, 11/25/27 ..........................................          415,000             440,134
  Delta Funding Home Equity Loan Trust, Ser 1997-1, Cl A6
      7.210%, 04/25/29 ..........................................           39,532              41,942
  Delta Funding Home Equity Loan Trust 1999-2 A2F (c)
      6.500%, 03/15/23 ..........................................        1,573,147           1,591,884
  EQCC Home Equity Loan Trust, Ser 1999-1, Cl A3F
      5.915%, 11/20/24 ..........................................           35,000              36,163
  EQCCF 1997-A A4 Equicredit Funding Trust
      7.340%, 03/15/24 ..........................................          850,000             898,815
  FHLMC Structured Pass Through T-9 A3
      6.660%, 07/25/15 ..........................................          100,000             102,517
  FHLMC Structured Pass Through T-10 A2
      6.350%, 09/25/13 ..........................................          399,682             406,193
  Federal National Mortgage Association Ser 1999-W5, Cl A5
      6.470%, 02/25/29 ..........................................        1,000,000           1,005,307

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

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ASSET-BACKED SECURITIES -- (continued)

                                                                          Face
                                                                          Amount              Value
                                                                       -----------         -----------
  Green Tree Home Equity Loan Trust, Ser 1999-C, Cl A3
      6.770%, 07/15/30 ..........................................      $   240,000         $   249,729
  Independent National Mortgage Home Equity, Ser 1997-A AF3
      6.700%, 12/25/25 ..........................................          139,062             142,106
  Money Store Equity Trust, Ser 1998-B AF5
      6.225%, 09/15/23 ..........................................          140,000             143,975
  Money Store Home Equity Loan Trust, Ser 1996-D, Cl A9
      7.000%, 04/15/28 ..........................................          687,630             722,122
  Money Store Home Equity Trust, Ser 1995-C, Cl A10
      6.975%, 04/15/16 ..........................................          154,820             160,236
  Residential Asset Securities Corporation, Ser 1998-KS2, Cl A9
      6.415%, 07/25/29 ..........................................          402,885             423,738
  Residential Asset Securities Series 1998-KS3 Class AI4
      6.035%, 04/25/24 ..........................................          500,000             514,906
  Residential Asset Securities Corporation, Ser 1999-KS2, Cl AI7
      7.390%, 06/25/28 ..........................................           35,000              37,750
  Residential Asset Securities Corporation, Ser 1999-KS3, Cl A2
      7.075%, 09/25/20 ..........................................           80,861              81,572
  Residential Asset Securities 2000-KS5 AI3
      7.040%, 04/25/26 ..........................................          500,000             528,310
  Residential Asset Securities 2001-KS3 AI5
      6.480%, 09/25/31 ..........................................        1,500,000           1,516,406
  Residential Funding Mortgage Sec 1
      6.750%, 12/25/14 ..........................................        1,111,512           1,137,185
  Residential Funding Mortgage Securities II, Ser 1999-HI8 AI2
      7.030%, 07/25/10 ..........................................          100,491             100,867
  Saxon Asset Securities, Ser 1999-2, Cl AF4
      6.445%, 08/25/26 ..........................................          310,000             326,369
  Saxon Asset Securities, Ser 1999-3, Cl AF4
      7.550%, 10/25/26 ..........................................        1,290,000           1,396,247
  Saxon Asset Securities Trust 2000-2 AF5
      8.483%, 07/25/30 ..........................................          270,000             299,802
  The Money Store Home Equity Trust, Ser 1998-A, Cl AF5
      6.370%, 12/15/23 ..........................................          425,000             432,777
  UCFC Home Equity Loan, Ser 1998-A, Cl A3
      6.255%, 01/15/18 ..........................................           41,852              42,119
  UCFC Home Equity Loan, Ser 1998-C, Cl A7
      5.935%, 01/15/30 ..........................................          297,381             309,150
                                                                                           -----------
                                                                                            16,271,621
                                                                                           -----------

The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- (continued)

                                                                          Face
                                                                          Amount              Value
                                                                       -----------         ----------
INFRASTRUCTURE -- 3.2%
  California Infrastructure SDG&E
      6.370%, 12/26/09 ..........................................      $   750,000         $   807,025
  Cisce 1997-1 A7
      6.420%, 12/26/09 ..........................................        1,400,000           1,502,494
                                                                                           -----------
                                                                                             2,309,519
                                                                                           -----------
MANUFACTURED HOUSING -- 3.6%
  Green Tree Financial, Ser 1999-1, Cl A5
      6.110%, 09/01/23 ..........................................           80,000              82,436
  Lehman ABS Manufactured Housing Contract 2001-B A6
      6.467%, 08/15/28 ..........................................        2,000,000           2,000,000
  Oakwood Mortgage Investors, Ser 1998-B, Cl A4
      6.350%, 03/15/17 ..........................................           49,295              51,782
  Vanderbilt Mortgage Finance 1999-C 1A
      7.090%, 11/07/13 ..........................................          400,000             422,083
                                                                                           -----------
                                                                                             2,556,301
                                                                                           -----------
RECREATION VEHICLES -- 1.7%
  BankBoston RV Trust, Ser 1997-1, Cl A7
      6.480%, 07/15/08 ..........................................        1,033,431           1,044,003
  BankBoston RV Trust, Ser 1997-1, Cl A8
      6.540%, 02/15/09 ..........................................           55,000              56,458
  Fleetwood Credit Corp. Grantor Trust, Ser 1997-B, Cl A
      6.400%, 05/15/13 ..........................................          133,708             139,362
                                                                                           -----------
                                                                                             1,239,823
                                                                                           -----------
  TOTAL ASSET-BACKED SECURITIES
      (Cost $38,353,775) ........................................                           39,339,013
                                                                                           -----------

U.S. TREASURY OBLIGATIONS -- 4.4%

U.S. TREASURY NOTES -- 4.4%
  U.S. Treasury Notes
      4.625%, 05/15/06 ..........................................        2,000,000           2,092,500
      5.000%, 08/15/11 ..........................................        1,000,000           1,058,080
                                                                                           -----------
                                                                                             3,150,580
                                                                                           -----------
  TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $3,097,575) .........................................                            3,150,580
                                                                                           -----------

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

SHORT TERM INVESTMENTS -- 17.8%

                                                                           Face
                                                                          Amount              Value
                                                                       -----------         -----------
REPURCHASE AGREEMENTS -- 17.8%
  J.P. Morgan Chase Securities, Inc. 2.40%, dated 10/31/01,
      due 11/01/01, to be repurchased at $6,671,445
      collateralized by $5,737,342 of various
      U.S. Treasury Obligations valued at $6,895,739 (b) ........      $ 6,671,000         $ 6,671,000
                                                                                           -----------
  J.P. Morgan Chase Securities, Inc. 2.40%, dated 10/31/01,
      due 11/01/01, to be repurchased at $5,995,400
      collateralized by $5,156,313 of various
      U.S. Treasury Obligations valued at $6,196,966 (c) ........        5,995,000           5,995,000
                                                                                           -----------
  TOTAL REPURCHASE AGREEMENTS
      (Cost $12,666,000) ........................................                           12,666,000
                                                                                           -----------
  TOTAL INVESTMENTS -- 113.3%
      (Cost $79,168,044) ........................................                           80,833,748
                                                                                           -----------

WRAPPER AGREEMENT -- (2.6%)

  CDC Financial Products*+ ......................................                           (1,864,143)
                                                                                           -----------
  OTHER ASSETS AND LIABILITIES, NET -- (10.7%) ..................                           (7,671,376)
                                                                                           -----------
  TOTAL NET ASSETS -- 100.0% ....................................                          $71,298,229
                                                                                           -----------

  * The Wrapper Agreement obligates the Wrap provider to maintain the book value of a portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specific events.
 **  Notional Amount
  +  Fair-valued security
 Cl  Class
Ser  Series
TBA Securities traded under delayed delivery commitments settling after October 31, 2001. Income on these securities will not be earned until settle date.
(a) The cost for federal income tax purposes was $79,168,044. At October 31, 2001, net unrealized appreciation for all securities based on tax cost was $1,665,704. This consisted of aggregate gross unrealized appreciation for all securities of $1,980,678, and aggregate gross unrealized depreciation for all securities of $314,974.
(b) Repurchase Agreement is held in a segregated account maintained for liquidity purposes pursuant to the Wrapper Agreement as disclosed in Note A.
(c) All or a portion of this security was pledged as collateral for TBA securities.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

Assets
Investments, at Cost ............................................ $ 66,502,044
                                                                  ------------
Investments, at Value -- Note A ................................. $ 68,167,748
Repurchase Agreements, at Value -- Note A (Cost $12,666,000) ....   12,666,000
Receivable for Portfolio Shares Sold ............................    4,652,844
Cash ............................................................    2,545,084
Receivable due from Investment Adviser -- Note B ................       24,858
Principal and Interest Receivable ...............................      437,765
Other Assets ....................................................       18,629
                                                                  ------------
  Total Assets ..................................................   88,512,928
                                                                  ------------
Liabilities
Payable for Investment Securities Purchased .....................   15,002,552
Payable to Wrap Provider ........................................    1,898,025
Payable for Distributions .......................................      273,103
Payable for Portfolio Shares Redeemed ...........................       16,299
Payable for Administrative Fees -- Note C .......................        9,249
Other Liabilities ...............................................       15,471
                                                                  ------------
  Total Liabilities .............................................   17,214,699
                                                                  ------------
Net Assets ...................................................... $ 71,298,229
                                                                  ------------
Net Assets Consist of:
Paid in Capital ................................................. $ 71,338,929
Distribution in excess of Net Investment Income .................      (10,138)
Accumulated Net Realized Gain ...................................      352,343
Unrealized Appreciation on Investments ..........................    1,665,704
Unrealized Depreciation on Wrapper Agreement ....................   (2,048,609)
                                                                  ------------
Net Assets ...................................................... $ 71,298,229
                                                                  ============
Institutional Class Shares
Shares Issued and Outstanding ($0.001 par value)
  (Unlimited Shares Authorized) .................................    7,129,912
Net Asset Value, Offering and Redemption Price Per Share ........ $      10.00
                                                                  ============

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                    IRA CAPITAL PRESERVATION PORTFOLIO
                                             FOR THE YEAR ENDED OCTOBER 31, 2001

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS



Investment Income
Interest ........................................................   $ 2,151,369
Crediting Rate Interest .........................................       129,830
                                                                    -----------
  Total Income ..................................................     2,281,199
                                                                    -----------
Expenses
Investment Advisory Fees -- Note B ..............................       163,580
Administrative Fees -- Note C ...................................        93,067
Wrapper Fees ....................................................        62,797
Shareholder Servicing Fees -- Note F ............................        46,110
Printing Fees ...................................................        35,618
Registration and Filing Fees ....................................        33,677
Legal Fees ......................................................        24,831
Audit Fees ......................................................        22,532
Transfer Agent Fees .............................................        22,285
Custodian Fees ..................................................        10,380
Trustees' Fees -- Note E ........................................         3,271
Other Expenses ..................................................        11,408
                                                                    -----------
  Total Expenses ................................................       529,556
Less:
Waiver of Investment Advisory Fees -- Note B ....................      (163,580)
Reimbursement of Other Expenses by Advisor ......................       (38,792)
                                                                    -----------
  Net Expenses Before Expense Offset ............................       327,184
Expense Offset ..................................................         (325)
                                                                    -----------
  Net Expenses After Expense Offset .............................       326,859
                                                                    -----------

Net Investment Income ...........................................     1,954,340
                                                                    -----------
Net Realized Gain on Investments ................................       352,341
                                                                    -----------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments ...................................................     1,303,160
  Wrapper Agreements ............................................    (1,655,501)
                                                                    -----------
Net Change in Unrealized (Depreciation) .........................      (352,341)
                                                                    -----------
Net Gain (Loss) on Investments and Wrapper Agreement ............            --
                                                                    -----------
Net Increase in Net Assets Resulting from Operations ............   $ 1,954,340
                                                                    ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                       Year Ended          Year Ended
                                                                       October 31,         October 31,
                                                                           2001               2000
                                                                       -----------         -----------
Increase (Decrease) in Net Assets
Operations:
  Net Investment Income .........................................      $ 1,954,340         $ 1,040,260
  Net Realized Gain .............................................          352,341              28,142
  Net Change in Unrealized Appreciation (Depreciation) ..........         (352,341)            (28,142)
                                                                       -----------         -----------
  Net Increase in Net Assets Resulting from Operations ..........        1,954,340           1,040,260
                                                                       -----------         -----------
Distributions:
  Net Investment Income .........................................       (1,954,340)         (1,040,260)
  In Excess of Net Investment Income ............................          (23,975)            (16,725)
                                                                       -----------        ------------
      Total Distributions .......................................       (1,978,315)         (1,056,985)

Capital Share Transactions (1):
  Issued ........................................................       53,737,400          23,524,042
  Redemption Fees -- Note H .....................................           23,975              16,725
  In Lieu of Cash Distributions .................................        1,717,719             864,793
  Redeemed ......................................................       (8,221,899)         (1,190,655)
                                                                       -----------         -----------
  Net Increase from Capital Share Transactions ..................       47,257,195          23,214,905
                                                                       -----------         -----------
      Total Increase ............................................       47,233,220          23,198,180
Net Assets:
  Beginning of Period ...........................................       24,065,009             866,829
                                                                       -----------         -----------
  End of Period .................................................      $71,298,229         $24,065,009
                                                                       ===========         ===========
(1) Shares Issued and Redeemed
  Shares Issued .................................................        5,373,674           2,352,404
  In Lieu of Cash Distributions .................................          171,740              86,479
  Shares Redeemed ...............................................         (822,003)           (119,065)
                                                                       -----------         -----------
  Net Increase in Shares Outstanding ............................        4,723,411           2,319,818
                                                                       ===========         ===========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                Selected Per Share Data & Ratios
                                   For a Share Outstanding Throughout the Period

                                                                           August 31,
                                             Year Ended    Year Ended      1999*** to
                                             October 31,   October 31,    October 31,
                                                2001          2000            1999
                                             -----------   -----------    -----------
Net Asset Value, Beginning of Period .......   $ 10.00       $ 10.00        $ 10.00
                                               -------       -------        -------
Income from Investment Operations:
  Net Investment Income ....................      0.61          0.65           0.11
                                               -------       -------        -------
  Total from Investment Operations .........      0.61          0.65           0.11
                                               -------       -------        -------
Redemption Fees ............................      0.01          0.01             --
                                               -------       -------        -------
Distributions:
  Net Investment Income ....................     (0.61)        (0.65)         (0.11)
  In Excess of Net Investment Income .......     (0.01)        (0.01)            --
                                               -------       -------        -------
  Total Distributions .......................    (0.62)        (0.66)         (0.11)
                                               -------       -------        -------
Net Asset Value, End of Period .............   $ 10.00       $ 10.00        $ 10.00
                                               =======       =======        =======
Total Return+ ..............................      6.34%         6.80%          1.12%**
                                               =======       =======        =======
Ratios and Supplemental Data

Net Assets, End of Period ..................   $71,298       $24,065        $   867
 (Thousands)
Ratio of Expenses to Average Net Assets ....      1.00%         1.03%          1.00%*
Ratio of Net Investment Income
  to Average Net Assets ....................      5.97%         6.53%          6.67%*
Portfolio Turnover Rate ....................       196%           72%           137%

  *  Annualized
 **  Not annualized
***  Commencement of operations
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the periods indicated.

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

     UAM Funds, Inc., UAM Funds, Inc. II and UAM Funds Trust (collectively the "UAM Funds") are registered under the Investment Company Act of 1940, as amended. The IRA Capital Preservation Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified open-end management investment company. At October 31, 2001, the UAM Funds were comprised of 38 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to seek a level of current income higher than that of money market funds, while attempting to preserve principal and maintain a stable net asset value per share (NAV).

     A. Significant Accounting Policies: The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

          1. Security Valuation: Fixed income securities are stated on the basis of valuation provided by brokers and/or a pricing service which uses information with respect to transactions in fixed income securities, quotations from dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments with maturities of sixty days or less at time of purchase are valued at amortized cost, if it approximates market value. The value of other assets and securities, including the Wrapper Agreement, for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

          Wrapper Agreements generally will be equal to the difference between the Book Value and Market Value (plus the crediting rate adjustment) on the applicable covered assets and will either be reflected as an asset or liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the credit worthiness and the ability of Wrap Providers to pay amounts due under the Wrapper Agreements.

          2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

          3. Repurchase Agreements: In connection with transactions involving repurchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

          Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash balances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collateral requirements as discussed above.

          4. Wrapper Agreements: The Portfolio may enter into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that are rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a derivative instrument that is designed to protect the Portfolio from investment losses and under most circumstances permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

          Pursuant to the terms of the Wrapper Agreement, the investment adviser will manage the Portfolio's securities to have an overall duration between
     1.5 and 4.0 years. In addition, the terms of the Wrapper Agreement require the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreement, the Portfolio will pay the Wrap Provider an annual fee based on the Wrapper Agreement book value balance.

          The crediting rate used in computing book value is the actual interest earned on the covered assets, or an index-based approximation thereof, plus or minus an adjustment for an amount receivable from or payable to the Wrap Provider based on fluctuations in the market value of the covered assets. The premium due wrapper providers are offset against interest earned and thus reduce the crediting rate. The crediting rate is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

          A default by the issuer of a Portfolio security or a Wrap Provider on its obligations may result in a decrease in the value of the Portfolio assets and, consequently, the shares. Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

          5. Distributions to Shareholders: The Portfolio will declare daily and distribute monthly substantially all of its net investment income. Any realized net capital gains will be distributed at least annually. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share. Given the objective of the Portfolio to maintain a stable net asset value of $10 per share, the Portfolio intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share. All distributions are recorded on ex-dividend date.

          The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments and net operating losses.

          Permanent book and tax basis differences resulted in reclassifications of a decrease of $28,140 to distributions in excess of net investment income, and a decrease of $28,140 to accumulated net realized gain.

          Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

          6. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Expenses that cannot be directly attributed are apportioned among the portfolios of the UAM Funds based on their relative net assets. Custodian fees for the Portfolio are shown gross of expense offsets for custodian balance credits.

          7. Accounting Standards Issued But Not Yet Adopted: On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA")

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

     issued the AICPA Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Management of the Portfolio does not expect any material impact on results of operations or financial condition of the Portfolio upon adoption of the provisions of the Guide.

     B. Investment Advisory Services: Under the terms of an investment advisory agreement, Dwight Asset Management Company, (the "Adviser"), an affiliate of Old Mutual (US) Holdings Inc. (formerly United Asset Management Corporation "UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.50% of the average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Portfolio's total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00% of average daily net assets.

     C. Administrative Services: Prior to April 1, 2001, UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary UAM, provided and oversaw administrative, fund accounting, dividend disbursing, shareholder servicing and transfer agent services to the UAM Funds under a Fund Administration Agreement (the "Agreement"). UAMFSI had entered into separate Service Agreements with SEI Investments Mutual Funds Services ("SEI"), a wholly owned subsidiary of SEI Investments Company, DST Systems, Inc. ("DST") and UAM Shareholder Service Center ("UAMSSC"), an affiliate of UAM, to assist in providing certain services to the UAM Funds.

     Pursuant to the Agreement, the Portfolio paid UAMFSI 0.093% per annum of the average daily net assets of the Portfolio, an annual base fee of $72,500 and a fee based on the number of active shareholder accounts.

     For the five months ended March 31, 2001 UAMFSI was paid $40,394, of which $17,610 was paid to SEI for their services, $4,542 to DST for their services and $3,600 to UAMSSC for their services.

     Effective April 1, 2001, SEI (the "Administrator") was appointed the administrator and began providing administrative services to the UAM Funds under an Administration Agreement (the "Administration Agreement").

     Pursuant to the Administration Agreement, the Portfolio pays the Administrator 0.093% per annum of the average daily net assets of the Portfolio and an annual base fee of $54,500. For the seven months ending October 31, 2001 the Administrator was paid $52,673.

     Effective April 1, 2001, the UAM Funds entered into an agreement with PBHG Shareholder Servicing Center ("PBHGSSC", formerly UAMSSC) whereby PBHGSSC began providing shareholder services to the UAM Funds. Pursuant to the agreement, the UAM Funds pay PBHGSSC $8,250 for the first operational class of a portfolio plus $2,750 for each additional class of a portfolio and $33 per account. For the seven months ended October 31, 2001, the Portfolio paid PBHGSSC $5,102.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

     D. Distribution Services: Prior to April 1, 2001, UAM Fund Distributors, Inc. ("UAMFDI"), a wholly owned subsidiary of UAM, distributed the shares of the UAM Funds. UAMFDI did not receive any fee or other compensation with respect to the Portfolio.

     Effective April 1, 2001, Funds Distributor, Inc. (the "Distributor") was appointed as the distributor and began providing distribution services to the UAM Funds. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

     E. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $3,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the active portfolios of UAM Funds, plus a quarterly retainer of $200 for each active portfolio of the UAM Funds.

     F. Shareholder Servicing Fees: Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the UAM Funds for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the UAM Funds that are serviced by the financial representative.

     G. Purchases and Sales: For the year ended October 31, 2001, the Portfolio made purchases of $81,881,539 and sales of $47,557,661 of investment securities other than long-term U.S. Government and short-term securities. Purchases and sales of long-term U.S. Government securities were $14,739,781 and $9,572,644, respectively.

     H. Other: The Portfolio retains a redemption fee of 2.00% on redemptions of capital shares held for less than twelve months. For the year ended October 31, 2001, there were $23,975 in redemption fees retained.

     At October 31, 2001, one record shareholder owned 26.0% of the aggregate total shares outstanding of the Portfolio.

     I. Subsequent Event -- Agreement and Plan of Reorganization: Shareholders of record of the Portfolio as of October 12, 2001 have been asked to vote on the following proposal regarding the proposed reorganization of the Portfolio.

     To approve the transfer of the Portfolio into PBHG Funds, Inc. as a new portfolio named PBHG IRA Capital Preservation Fund. This action requires approval by the shareholders of the Portfolio of an Agreement and Plan of Reorganization between UAM Funds Trust acting on behalf of the Portfolio and PBHG Funds, Inc. acting on behalf of the PBHG IRA Capital Preservation Fund. The transfer is expected to be completed effective January, 2002.

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO
                                              OCTOBER 31, 2001

--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
IRA Capital Preservation Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of IRA Capital Preservation Portfolio (one of the portfolios constituting UAM Funds Trust, hereafter referred to as the "Fund") at October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended, and for the period August 31, 1999 (commencement of operations) through October 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
December 14, 2001

UAM FUNDS                                     IRA CAPITAL PRESERVATION PORTFOLIO

--------------------------------------------------------------------------------

Officers and Trustees

James F. Orr, III                       Linda T. Gibson
Trustee, President and Chairman         Vice President and Secretary

John T. Bennett, Jr.                    Sherry Kajden Vetterlein
Trustee                                 Vice President and Assistant Secretary

Nancy J. Dunn                           Christopher Salfi
Trustee                                 Treasurer

Philip D. English                       Molly S. Mugler
Trustee                                 Assistant Secretary

William A. Humenuk                      Suzan M. Barron
Trustee                                 Assistant Secretary


--------------------------------------------------------------------------------

UAM Funds
P.O. Box 219081
Kansas City, MO 64121
(toll free)
1-877-826-5465
www.uam.com

Investment Adviser
Dwight Asset Management Company
100 Bank Street
Suite 800
Burlington, VT 05401

Distributor
Funds Distributor, Inc.
60 State Street
Suite 1300
Boston, MA 02109

                                            ------------------------------------
                                            This report has been prepared for
                                            shareholders and may be distributed
                                            to others only if preceded or
                                            accompanied by a current prospectus.
                                            ------------------------------------